CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Net amortization of debt premium and discount			$ (1,098)	$ 2,616	$ (4,478)	$ 8,837	$ 9,392
Loss on financial instruments	$ (3,461)	$ (12,020)	(56,011)	(2,180)	(51,421)	31,837	(30,670)
Non cash interest expense			899	1,796	11,223	13,188	11,045
Investment (income) loss, net	(500)	25,117	10,811	(2,091)	54,010	(15,534)	(132,620)
Related Party
Net amortization of debt premium and discount	(1,556)	(1,528)
Loss on financial instruments	(3,566)	(14,805)
Non cash interest expense	$ 2,314	$ 209
Related Party
Net amortization of debt premium and discount			1,972	2,616	6,154	8,837	9,392
Loss on financial instruments			56,011	0	63,536	37,012	22,913
Non cash interest expense			$ 199	$ 1,287	$ 324	11,134	8,757
Investment (income) loss, net						$ 0	$ (88,514)